ISSUED CAPITAL AND RESERVES (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of reserves within equity [abstract]
Schedule of common shares	The Company's issued share capital comprised of the following:

	March 31, 2026	December 31, 2025
Authorized common shares (nominal value of US$0.01 per share)	265,430,000	265,430,000
Issued shares	230,863,624	230,863,624